Commitments and Contingencies (Details Narrative)		9 Months Ended		12 Months Ended
	Mar. 22, 2023 ft²	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Area of land | ft²	1,700			1,700
Lease expiration date	Apr. 30, 2028			Apr. 30, 2023
Payment for rent | $		$ 18,988	$ 18,783	$ 25,044	$ 22,768
Operating lease discount rate		5.00%		5.00%
Lease contract term				36 months